Receivables from Financial Services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables from financial services [abstract]
Current receivables from financial services	₺ 2,319,122	₺ 3,318,255
Non-current receivables from financial services	123,136	884,686
Net receivables from financial services	₺ 2,442,258	₺ 4,202,941